4. ACCOUNTING POLICIES (Details 1) $ in Millions	Dec. 31, 2018 ARS ($)
IAS 39
Statement Line Items [Line Items]
Loss allowance for trade receivables	$ 822
Loss allowance for other receivables	256
Adjustment to the opening balance of retained earnings
Statement Line Items [Line Items]
Loss allowance for trade receivables	153
Loss allowance for other receivables	(39)
IAS 9
Statement Line Items [Line Items]
Loss allowance for trade receivables	975
Loss allowance for other receivables	$ 217